Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 295,514,000	$ 520,401,000	[1],[2]
Restricted cash	272,787,000	280,653,000	[2]
Trade receivables	5,203,000	6,636,000	[2]
Flight equipment held for operating leases, net	8,085,947,000	7,261,899,000	[2]
Net investment in direct finance leases	31,995,000	21,350,000	[2]
Notes receivable	75,788,000	78,163,000	[2]
Prepayments on flight equipment	223,815,000	53,594,000	[2]
Investments	112,380,000	93,862,000	[2]
Intangibles	9,354,000	18,100,000	[2]
Derivative assets	32,673,000	9,993,000	[2]
Deferred income taxes	121,663,000	131,296,000	[2]
Other assets	184,022,000	157,851,000	[2]
Total Assets	9,451,141,000	8,633,798,000	[2]
Liabilities and Equity
Accounts payable	829,000	740,000	[2]
Accrued expenses and other liabilities	108,462,000	92,761,000	[2]
Accrued maintenance liability	466,293,000	421,830,000	[2]
Lessee deposit liability	92,660,000	86,268,000	[2]
Debt	6,236,892,000	5,803,499,000	[2]
Deferred revenue	47,698,000	39,547,000	[2]
Derivative liabilities	7,233,000	14,677,000	[2]
Deferred income taxes	61,842,000	51,570,000	[2]
Commitments and contingencies			[2]
Total Liabilities	7,021,909,000	6,510,892,000	[2]
Ordinary share capital, 0.01 par value (250,000,000 ordinary shares authorized, 113,783,799 ordinary shares issued and outstanding at December 31, 2013 and 113,363,535 ordinary shares issued and outstanding at December 31, 2012	1,199,000	1,193,000	[2]
Additional paid-in capital	934,024,000	927,617,000	[2]
Accumulated other comprehensive loss	(9,890,000)	(14,401,000)	[2]
Accumulated retained earnings	1,500,039,000	1,207,629,000	[2]
Total AerCap Holdings N.V. shareholders' equity	2,425,372,000	2,122,038,000	[2]
Non-controlling interest	3,860,000	868,000	[2]
Total Equity	2,429,232,000	2,122,906,000	[2]
Total Liabilities and Equity	$ 9,451,141,000	$ 8,633,798,000	[2]

[1]	Certain reclassifications have been made to the prior years Consolidated Statement of Cash Flows to reflect the current year presentation.
[2]	Certain reclassifications have been made to the prior year Consolidated Balance Sheet to reflect the current year presentation.